Condensed Parent Company Information - Schedule of Condensed Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 29, 2024 CNY (¥)	Feb. 29, 2024 USD ($)	Feb. 28, 2023 CNY (¥)	Feb. 28, 2022 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	¥ 16,556	$ 2,300	¥ (25,493)	¥ (91,321)
Purchases of short-term investments under fair value	(103,145)	(14,330)	(175,849)
Purchases of long-term investments under fair value	(93,280)	(12,960)	(145,910)
Proceeds from maturity of investments	351,827	48,880	276,565	128,136
Net cash provided by (used in) investing activities	71,481	9,931	(96,702)	4,297
Proceeds from related parties loans	1,587	221
Repayment to related parties loans	(160)	(22)	(600)	(508)
Repurchase of ordinary shares	(159)	(22)	(238)	(27,795)
Net cash (used in) provided by financing activities	41,268	5,734	(838)	(25,555)
Effect of exchange rate changes	(4,117)	(572)	27,389	(3,932)
Net (decrease) increase in cash and cash equivalents, and restricted cash	125,188	17,393	(95,644)	(116,511)
Cash and cash equivalents, and restricted cash at beginning of the year	177,058	24,599	272,702	389,213
Cash and, cash equivalents and restricted cash at end of the year	302,246	41,992	177,058	272,702
Four Seasons Education (Cayman) Inc.
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	931	129	16,945	(2,826)
Purchases of short-term investments under fair value	(103,145)	(14,330)	(175,848)
Purchases of long-term investments under fair value	(93,280)	(12,960)	(145,910)
Proceeds from maturity of investments	327,495	45,500	164,564	97,136
Net cash provided by (used in) investing activities	131,070	18,210	(157,194)	97,136
Proceeds from related parties loans	1,287	179
Repayment to related parties loans	1
Repurchase of ordinary shares	(159)	(22)	(239)	(27,795)
Net cash (used in) provided by financing activities	1,129	157	(239)	(27,795)
Effect of exchange rate changes	(4,117)	(572)	27,389	(3,932)
Net (decrease) increase in cash and cash equivalents, and restricted cash	129,013	17,924	(113,099)	62,583
Cash and cash equivalents, and restricted cash at beginning of the year	65,987	9,168	179,086	116,503
Cash and, cash equivalents and restricted cash at end of the year	¥ 195,000	$ 27,092	¥ 65,987	¥ 179,086